Reportable Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reconciliation of Consolidated Segment Operating Income to Consolidated Earnings Before Taxes
For the nine months ended September 30, 2025	Technology	Telehealth	Total

Revenues:
Subscription fees	2,602,186	-	2,602,186
Professional services and other fees	2,524,853	-	2,524,853
Technical engineering fees	993,493	-	993,493
Patient fees	-	2,069,565	2,069,565
Telehealth fees	-	2,499,662	2,499,662
Institutional fees	-	2,500	2,500
Total revenues	$6,120,532	$4,571,727	$10,692,259

Cost of revenues	3,155,673	2,014,827	5,170,500
Segment gross margin	$2,964,859	$2,556,900	$5,521,759

Less (1):
Compensation and related benefits	3,185,565	1,111,142	4,296,715
General and administrative	999,604	3,157,589	4,157,193

Segment operating loss	$(1,220,313)	$(1,711,831)	$(2,932,144)

Reconciliation to loss before income taxes:
Unallocated corporate overhead expenses			(3,211,435)
Interest expense			(1,727,110)
Other income, net			183,004
Change in fair value of financial instruments			1,412,351
Loss on extinguishment of loan			(126,125)
Loss on issuance of financial instruments			(443,020)
Loss before provision for income taxes			$(6,844,479)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
For the nine months ended September 30, 2024	Technology	Telehealth	Total

Revenues:
Subscription fees	3,080,085		3,080,085
Professional services and other fees	1,145,930		1,145,930
Technical engineering fees	1,284,345		1,284,345
Patient fees	-	654,718	654,718
Telehealth fees	-	516,540	516,540
Institutional fees	-	5,380	5,380
Total revenues	$5,510,360	$1,176,638	$6,686,998

Cost of revenues	1,365,568	524,989	1,890,557
Segment gross margin	$4,144,792	$651,649	$4,796,441

Less (1):
Compensation and related benefits	2,984,532	431,246	3,415,778
General and administrative expenses	1,235,632	971,476	2,207,108
Goodwill impairment charges	-	56,675,210	56,675,210
Transaction expenses	313,868	-	313,868

Segment operating income (loss)	$(389,240)	$(57,426,284)	$(57,815,524)

Reconciliation to loss before income taxes:
Unallocated corporate overhead expenses			(1,307,938)
Interest expense			(466,530)
Change in fair value of financial instruments			6,285,706
Loss on extinguishment of loan			(645,979)
Loss on issuance of financial instruments			(2,213,234)
Loss before benefit from income taxes			$(56,163,499)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

For the Year Ended December 31, 2024	Technology	Telehealth	Total

Revenues:
Subscription fees	$4,115,126	$-	$4,115,126
Professional services and other fees	2,108,307	-	2,108,307
Technical engineering fees	1,980,186	-	1,980,186
Patient fees	-	1,207,343	1,207,343
Telehealth fees	-	1,003,510	1,003,510
Institutional fees	-	6,880	6,880
Total revenues	8,203,619	2,217,733	10,421,352

Cost of revenues	2,241,096	1,002,676	3,243,772
Segment gross margin	5,962,523	1,215,057	7,177,580

Less (1):
Compensation and related benefits	3,751,534	876,558	4,628,092
General and administrative expenses	1,854,796	2,397,735	4,252,531
Goodwill impairment charges
Transaction expenses	93,000	-	93,000
Goodwill impairment	-	56,675,210	56,675,210
Segment operating income (loss)	263,193	(58,734,446)	(58,471,253)

Reconciliation to income (loss) before income taxes:
Unallocated corporate overhead expenses			(3,679,592)
Interest expense			(211,459)
Other income			504
Change in fair value of financial instruments			6,176,097
Loss on extinguishment of debt			(2,513,234)
Loss on issuance of financial instruments			(645,979)
Loss before benefit from (provision for) income taxes			$(59,344,916)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

For the Year Ended December 31, 2023	Technology	Telehealth (1)	Total

Revenues:
Subscription fees	$4,044,807	$-	$4,044,807
Professional services and other fees	1,063,114	-	1,063,114
Technical engineering fees	657,968	-	657,968
Total revenues	5,765,889	-	5,765,889

Cost of revenues	1,933,195	-	1,933,195
Segment gross margin:	3,832,694	-	3,832,694

Less (1):
Compensation and related benefits	4,417,028	-	4,417,028
General and administrative expenses	1,202,456	-	1,202,456
Transaction expenses	86,799	-	86,799
Segment operating loss	(1,873,589)	-	(1,873,589)

Reconciliation to loss before income taxes:
Interest expense			(191,323)
Other (expense) income, net			(20,114)
Change in fair value of embedded derivative			90,200
Gain on forgiveness of debt			107,862
Loss before benefit from (provision for) income taxes			$(1,886,964)

(1)	The Telehealth segment was first identified as a segment by the Company effective upon the close of the Business Combination in June 2024, as the Telehealth segment aligns with the legacy iDoc operating entity acquired at that time.

Schedule of Total Assets by Segment

The summary information regarding the reportable segment total assets at September 30, 2025, and December 31, 2024, are as follows:

	September 30, 2025	December 31, 2024
Total assets
Technology	917,142	1,503,995
Telehealth	17,692,380	18,271,724
Non-operating corporate	97,600	216,769
Total	$18,707,122	$19,992,488

	September 30, 2025	December 31, 2024
Total Goodwill
Technology	—	—
Telehealth	4,916,694	4,916,694
Non-operating corporate	—	—
Total	$4,916,694	$4,916,694

	2024	2023
Total assets
Technology	$1,503,995	$805,791
Telehealth	18,271,724	—
Non-operating corporate	216,769	—
Total	$19,992,488	$805,791

Schedule of Reconciliation of Consolidated Segment Operating Income to Consolidated Earnings Before Taxes

Some additional summary information regarding the reportable segment depreciation and amortization, capital expenditures and interest expense at September 30, 2025, and 2024 are as follows:

	September 30, 2025	September 30, 2024
Depreciation and Amortization
Technology	7,890	2,971
Telehealth	1,933,764	648,790
Total	$1,941,654	$651,761
	September 30, 2025	September 30, 2024
Capital Expenditures
Technology	22,776	15,357
Telehealth	-	35,150
Total	$22,776	$50,507

	September 30, 2025	September 30, 2024
Interest Expense
Technology	64,171	55,678
Telehealth	170,655	61,979
Non-Operating corporate	1,492,284	348,873
Total	$1,727,110	$466,530

	2024	2023
Depreciation and amortization
Technology	$4,680	$678
Telehealth	1,318,787	—
Total	$1,323,467	$678

	2024	2023
Capital expenditures
Technology	$20,117	$4,335
Telehealth	35,150	—
Total	$55,267	$4,335

	2024	2023
Interest expense
Technology	$77,128	$191,323
Telehealth	133,131	—
Non-operating corporate	1,200	—
Total	$211,459	$191,323